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C000097619
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Emerging Markets Bond Fund Class A (including sales charges) ($12,525)
Accumulated Value	$ 9,528	$ 9,584	$ 9,500	$ 9,055	$ 9,225	$ 9,366	$ 9,582	$ 9,658	$ 9,835	$ 9,932	$ 9,939	$ 10,046		$ 10,229	$ 10,270	$ 10,286	$ 10,310	$ 10,346	$ 10,392	$ 10,236	$ 10,260	$ 10,111	$ 9,899	$ 9,703	$ 9,920	$ 9,619	$ 9,837	$ 9,533	$ 9,436	$ 9,519	$ 10,050	$ 10,136	$ 10,260	$ 10,256	$ 10,260	$ 10,571	$ 10,744	$ 10,517	$ 10,457	$ 10,472	$ 10,458	$ 10,650	$ 10,854	$ 10,793	$ 9,180	$ 9,493	$ 10,062	$ 10,367	$ 10,768	$ 10,874	$ 10,688	$ 10,712	$ 11,201	$ 11,440	$ 11,281	$ 11,064	$ 10,894	$ 11,114	$ 11,228	$ 11,304	$ 11,364	$ 11,463	$ 11,241	$ 11,209	$ 10,969	$ 11,138	$ 10,800	$ 10,194	$ 10,151	$ 9,600	$ 9,636	$ 8,989	$ 9,291	$ 9,225	$ 8,602	$ 8,640	$ 9,333	$ 9,345	$ 9,687	$ 9,409	$ 9,509	$ 9,504	$ 9,424	$ 9,631	$ 9,798	$ 9,631	$ 9,377	$ 9,300	$ 9,852	$ 10,297	$ 10,180	$ 10,269	$ 10,457	$ 10,264	$ 10,462	$ 10,480	$ 10,714	$ 10,926	$ 11,126	$ 10,932	$ 11,067	$ 10,912	$ 11,064	$ 11,259	$ 11,161	$ 11,108	$ 11,208	$ 11,453	$ 11,584	$ 11,763	$ 11,908	$ 12,164	$ 12,202	$ 12,289	$ 12,389	$ 12,535	$ 12,118	$ 12,459	$ 12,579	$ 12,626	$ 12,439	$ 12,525
C000097625
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Emerging Markets Bond Fund Institutional Class ($13,473)
Accumulated Value	10,000	10,060	9,974	9,510	9,681	9,840	10,069	10,151	10,338	10,443	10,452	10,566		10,762	10,807	10,826	10,854	10,894	10,944	10,782	10,809	10,655	10,434	10,230	10,461	10,146	10,378	10,060	9,959	10,049	10,611	10,704	10,837	10,835	10,842	11,172	11,357	11,120	11,059	11,077	11,064	11,270	11,487	11,426	9,722	10,055	10,660	10,974	11,412	11,526	11,331	11,360	11,880	12,136	11,970	11,742	11,563	11,800	11,923	12,006	12,072	12,180	11,947	11,915	11,662	11,845	11,488	10,847	10,803	10,219	10,260	9,573	9,897	9,828	9,167	9,210	9,950	9,964	10,331	10,037	10,146	10,142	10,059	10,283	10,462	10,286	10,018	9,950	10,529	11,018	10,896	10,992	11,184	10,980	11,193	11,216	11,467	11,709	11,925	11,708	11,855	11,691	11,856	12,080	11,965	11,910	12,033	12,298	12,428	12,623	12,794	13,070	13,115	13,211	13,320	13,480	13,022	13,404	13,522	13,589	13,377	13,473
C000122765
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Emerging Markets Bond Fund Institutional 2 Class ($13,664)
Accumulated Value	10,000	10,053	9,969	9,515	9,688	9,849	10,079	10,163	10,352	10,459	10,470	10,586		10,784	10,822	10,851	10,871	10,921	10,973	10,812	10,840	10,687	10,467	10,254	10,486	10,172	10,405	10,097	9,987	10,088	10,653	10,738	10,882	10,881	10,889	11,222	11,409	11,172	11,101	11,120	11,119	11,317	11,546	11,475	9,774	10,110	10,708	11,036	11,477	11,584	11,399	11,428	11,943	12,212	12,047	11,818	11,640	11,879	12,004	12,089	12,157	12,267	12,034	12,003	11,739	11,934	11,577	10,920	10,888	10,290	10,343	9,652	9,968	9,901	9,246	9,291	10,027	10,054	10,426	10,131	10,242	10,240	10,157	10,373	10,567	10,391	10,121	10,041	10,640	11,123	11,001	11,099	11,307	11,101	11,318	11,342	11,598	11,831	12,052	11,833	11,995	11,831	12,000	12,215	12,112	12,058	12,171	12,441	12,587	12,785	12,946	13,228	13,274	13,373	13,486	13,649	13,199	13,575	13,710	13,765	13,566	13,664
C000122766
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Emerging Markets Bond Fund Institutional 3 Class ($13,721)
Accumulated Value	10,000	10,053	9,970	9,516	9,690	9,851	10,073	10,158	10,347	10,454	10,465	10,582		10,780	10,828	10,848	10,878	10,929	10,981	10,820	10,840	10,687	10,467	10,264	10,497	10,183	10,417	10,109	10,000	10,091	10,657	10,752	10,897	10,887	10,895	11,229	11,417	11,180	11,120	11,139	11,128	11,337	11,557	11,497	9,784	10,120	10,730	11,059	11,491	11,608	11,413	11,443	11,969	12,229	12,064	11,835	11,657	11,897	12,034	12,109	12,188	12,288	12,065	12,024	11,771	11,957	11,599	10,953	10,910	10,323	10,365	9,673	10,001	9,934	9,267	9,312	10,062	10,078	10,462	10,155	10,267	10,266	10,183	10,411	10,606	10,419	10,149	10,081	10,669	11,166	11,044	11,144	11,340	11,135	11,353	11,377	11,634	11,881	12,103	11,884	12,047	11,871	12,040	12,269	12,153	12,100	12,227	12,498	12,645	12,832	13,007	13,291	13,338	13,438	13,551	13,716	13,251	13,642	13,765	13,835	13,622	13,721
C000109803
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Emerging Markets Bond Fund Class R ($12,809)
Accumulated Value	10,000	10,047	9,957	9,497	9,665	9,819	10,035	10,113	10,304	10,396	10,400	10,519		10,700	10,741	10,764	10,778	10,822	10,868	10,703	10,725	10,559	10,344	10,128	10,353	10,036	10,261	9,951	9,838	9,932	10,484	10,563	10,699	10,692	10,685	11,016	11,194	10,956	10,881	10,894	10,887	11,075	11,295	11,219	9,549	9,872	10,452	10,767	11,192	11,290	11,093	11,126	11,622	11,878	11,710	11,472	11,293	11,530	11,645	11,721	11,781	11,872	11,649	11,613	11,352	11,535	11,183	10,543	10,506	9,924	9,958	9,298	9,597	9,527	8,881	8,919	9,633	9,654	10,005	9,716	9,818	9,810	9,726	9,927	10,107	9,933	9,670	9,588	10,155	10,611	10,489	10,578	10,770	10,557	10,758	10,787	11,013	11,241	11,444	11,231	11,379	11,205	11,371	11,569	11,454	11,397	11,510	11,759	11,891	12,060	12,218	12,478	12,515	12,602	12,701	12,849	12,406	12,753	12,873	12,931	12,724	12,809
C000231675
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Integrated Small Cap Growth Fund Class A (including sales charges) ($28,025)
Accumulated Value	9,427	9,493	8,743	9,540	9,771	9,995	10,180	10,263	10,414	10,406	10,716	10,827		10,745	11,272	11,424	11,687	11,734	12,172	11,760	11,864	11,956	12,761	12,853	13,239	14,135	13,860	12,067	12,093	10,695	11,995	12,483	12,328	12,398	11,392	12,313	12,506	11,856	11,980	12,320	12,994	13,214	12,852	11,953	9,747	11,094	11,701	12,072	12,734	13,113	12,711	13,010	14,988	16,395	16,984	18,188	17,836	18,384	18,179	18,854	18,584	18,993	18,248	19,214	18,404	18,786	16,682	16,621	16,756	14,684	14,341	13,532	14,991	14,353	13,213	14,365	14,660	13,935	15,383	15,319	15,112	14,724	14,595	15,849	16,404	15,629	14,789	13,651	14,892	16,404	15,861	17,141	17,529	16,236	17,115	16,973	18,343	18,279	18,473	18,641	21,071	19,531	20,624	19,221	17,463	17,581	19,117	20,166	20,388	21,703	22,294	22,722	23,269	23,243	23,737	23,331	22,325	25,890	27,267	28,837	27,372	28,025
C000231678
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Integrated Small Cap Growth Fund Institutional Class ($30,412)
Accumulated Value	10,000	10,072	9,278	10,126	10,373	10,614	10,812	10,903	11,065	11,059	11,390	11,516		11,432	11,992	12,160	12,443	12,497	12,966	12,524	12,638	12,738	13,603	13,704	14,113	15,071	14,783	12,872	12,906	11,420	12,805	13,325	13,167	13,246	12,168	13,159	13,372	12,671	12,813	13,175	13,907	14,139	13,755	12,794	10,440	11,881	12,538	12,931	13,643	14,052	13,627	13,948	16,069	17,587	18,218	19,521	19,147	19,745	19,529	20,255	19,964	20,413	19,616	20,662	19,782	20,213	17,951	17,880	18,035	15,813	15,443	14,583	16,148	15,455	14,249	15,491	15,801	15,024	16,590	16,515	16,289	15,888	15,751	17,104	17,705	16,878	15,964	14,748	16,076	17,718	17,129	18,520	18,946	17,555	18,495	18,332	19,810	19,748	19,973	20,149	22,780	21,112	22,298	20,788	18,897	19,024	20,689	21,832	22,072	23,511	24,147	24,612	25,219	25,178	25,723	25,293	24,220	28,067	29,569	31,287	29,685	30,412
C000231687
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Pyrford International Stock Fund Class A (including sales charges) ($19,211)
Accumulated Value	9,427	9,528	9,195	8,940	9,172	9,378	9,544	9,797	10,018	10,406	10,263	10,413		10,406	10,508	10,595	10,738	10,840	11,267	10,666	10,666	10,682	10,429	10,374	10,674	10,619	10,706	10,089	10,058	9,681	10,241	10,452	10,582	10,761	10,363	10,948	10,769	10,623	10,810	11,224	11,329	11,713	11,521	10,590	9,493	10,100	10,349	10,615	10,981	11,272	10,906	10,449	11,629	12,112	11,960	11,926	12,357	12,619	13,109	12,932	12,966	13,169	12,653	12,881	12,391	12,925	12,751	12,655	12,603	12,202	12,307	11,575	11,802	11,218	10,303	10,756	11,976	11,890	12,520	12,250	12,700	13,223	12,610	13,025	13,250	12,836	12,475	12,106	12,953	13,555	13,441	13,488	13,753	13,498	13,961	13,763	14,434	15,039	15,313	14,472	14,330	13,941	14,373	14,640	14,907	15,431	15,934	16,243	16,017	16,602	16,654	16,695	16,910	17,208	17,929	19,051	17,585	18,398	18,536	18,433	19,062	19,211
C000231685
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Pyrford International Stock Fund Institutional Class ($20,886)
Accumulated Value	10,000	10,106	9,755	9,484	9,736	9,962	10,138	10,406	10,649	11,060	10,909	11,076		11,068	11,177	11,277	11,437	11,542	11,997	11,361	11,361	11,387	11,121	11,061	11,379	11,327	11,422	10,760	10,734	10,329	10,939	11,169	11,302	11,497	11,072	11,700	11,514	11,355	11,567	12,010	12,125	12,534	12,334	11,344	10,162	10,817	11,089	11,380	11,762	12,080	11,698	11,207	12,480	12,994	12,837	12,799	13,273	13,552	14,081	13,895	13,933	14,156	13,598	13,849	13,329	13,905	13,721	13,623	13,565	13,138	13,254	12,468	12,711	12,089	11,108	11,604	12,924	12,825	13,510	13,218	13,711	14,276	13,621	14,064	14,316	13,873	13,490	13,087	14,004	14,663	14,536	14,599	14,876	14,610	15,109	14,907	15,630	16,267	16,565	15,662	15,502	15,082	15,570	15,861	16,151	16,721	17,267	17,604	17,372	17,999	18,057	18,115	18,348	18,668	19,464	20,677	19,098	19,985	20,129	20,025	20,716	20,886
C000231686
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Pyrford International Stock Fund Institutional 2 Class ($20,980)
Accumulated Value	10,000	10,106	9,755	9,484	9,736	9,962	10,138	10,406	10,649	11,060	10,909	11,076		11,068	11,177	11,277	11,437	11,542	11,997	11,361	11,361	11,387	11,121	11,061	11,379	11,327	11,422	10,760	10,734	10,329	10,939	11,169	11,302	11,497	11,072	11,700	11,514	11,355	11,567	12,010	12,125	12,534	12,334	11,344	10,162	10,817	11,089	11,380	11,762	12,080	11,698	11,207	12,480	12,994	12,837	12,799	13,273	13,552	14,081	13,895	13,933	14,156	13,598	13,849	13,329	13,905	13,730	13,623	13,565	13,138	13,264	12,468	12,711	12,089	11,108	11,604	12,924	12,829	13,524	13,232	13,716	14,291	13,625	14,079	14,331	13,888	13,504	13,101	14,029	14,682	14,564	14,618	14,894	14,628	15,139	14,926	15,661	16,321	16,609	15,704	15,555	15,132	15,609	15,912	16,204	16,774	17,322	17,660	17,427	18,067	18,126	18,184	18,428	18,742	19,540	20,757	19,174	20,077	20,221	20,116	20,810	20,980
C000231688
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Pyrford International Stock Fund Institutional 3 Class ($21,187)
Accumulated Value	10,000	10,114	9,763	9,493	9,743	9,970	10,146	10,414	10,657	11,076	10,925	11,093		11,085	11,202	11,303	11,462	11,566	12,031	11,394	11,394	11,420	11,153	11,101	11,420	11,368	11,463	10,799	10,782	10,370	10,983	11,213	11,347	11,551	11,125	11,755	11,569	11,418	11,622	12,075	12,190	12,603	12,402	11,406	10,227	10,885	11,159	11,452	11,845	12,164	11,781	11,278	12,567	13,092	12,933	12,896	13,373	13,653	14,196	14,009	14,046	14,270	13,709	13,962	13,438	14,016	13,842	13,745	13,687	13,251	13,377	12,574	12,825	12,196	11,209	11,703	13,038	12,943	13,636	13,345	13,837	14,410	13,747	14,199	14,460	14,008	13,616	13,214	14,149	14,810	14,682	14,746	15,032	14,767	15,276	15,064	15,806	16,463	16,760	15,848	15,700	15,278	15,764	16,054	16,356	16,935	17,492	17,828	17,596	18,245	18,303	18,361	18,604	18,924	19,718	20,953	19,367	20,264	20,420	20,316	21,018	21,187
C000231683
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Pyrford International Stock Fund Class R ($19,879)
Accumulated Value	10,000	10,102	9,746	9,473	9,720	9,941	10,113	10,376	10,614	11,019	10,864	11,026		11,013	11,117	11,212	11,366	11,466	11,913	11,277	11,272	11,293	11,024	10,960	11,270	11,215	11,304	10,644	10,614	10,210	10,808	11,031	11,158	11,345	10,921	11,536	11,348	11,187	11,391	11,821	11,930	12,328	12,126	11,147	9,982	10,620	10,884	11,165	11,534	11,841	11,462	10,976	12,218	12,716	12,556	12,515	12,973	13,240	13,751	13,564	13,594	13,806	13,257	13,496	12,983	13,536	13,361	13,250	13,185	12,770	12,881	12,106	12,336	11,728	10,777	11,248	12,521	12,420	13,086	12,791	13,257	13,809	13,162	13,590	13,819	13,381	13,010	12,610	13,504	14,124	13,994	14,044	14,313	14,054	14,533	14,323	15,011	15,640	15,919	15,031	14,882	14,473	14,928	15,209	15,480	16,021	16,530	16,844	16,616	17,223	17,266	17,309	17,526	17,830	18,565	19,722	18,216	19,047	19,180	19,072	19,722	19,879
C000231692
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Ultra Short Duration Municipal Bond Fund Class A ($11,625)
Accumulated Value	10,000	10,005	10,010	9,995	10,001	10,026	10,032	10,038	10,045	10,061	10,067	10,074		10,080	10,086	10,092	10,089	10,093	10,111	10,119	10,127	10,128	10,148	10,157	10,175	10,175	10,176	10,188	10,210	10,222	10,244	10,256	10,269	10,283	10,295	10,318	10,329	10,340	10,341	10,362	10,371	10,383	10,403	10,423	10,373	10,330	10,388	10,426	10,444	10,449	10,454	10,448	10,473	10,487	10,501	10,495	10,498	10,512	10,515	10,508	10,520	10,512	10,503	10,505	10,507	10,508	10,468	10,461	10,433	10,397	10,425	10,432	10,452	10,434	10,404	10,420	10,497	10,506	10,576	10,508	10,591	10,569	10,559	10,612	10,623	10,645	10,624	10,649	10,748	10,806	10,823	10,838	10,834	10,851	10,868	10,920	10,982	11,044	11,073	11,059	11,100	11,109	11,162	11,197	11,215	11,208	11,248	11,296	11,331	11,380	11,397	11,400	11,425	11,450	11,508	11,551	11,507	11,531	11,555	11,589	11,576	11,625
C000231690
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Ultra Short Duration Municipal Bond Fund Institutional Class ($11,861)
Accumulated Value	10,000	10,007	10,015	10,011	10,020	10,037	10,055	10,053	10,072	10,080	10,089	10,108		10,116	10,124	10,133	10,122	10,137	10,148	10,157	10,168	10,181	10,193	10,215	10,225	10,227	10,240	10,244	10,269	10,283	10,307	10,322	10,337	10,353	10,368	10,393	10,406	10,430	10,433	10,446	10,458	10,472	10,494	10,516	10,468	10,426	10,488	10,528	10,548	10,556	10,563	10,559	10,587	10,603	10,619	10,615	10,621	10,637	10,643	10,638	10,652	10,646	10,640	10,643	10,647	10,651	10,613	10,606	10,569	10,544	10,574	10,583	10,604	10,587	10,558	10,576	10,655	10,665	10,737	10,670	10,756	10,734	10,725	10,770	10,793	10,817	10,798	10,824	10,926	10,986	11,005	11,022	11,030	11,037	11,067	11,120	11,185	11,238	11,268	11,256	11,298	11,308	11,364	11,412	11,420	11,426	11,468	11,507	11,555	11,595	11,614	11,619	11,645	11,684	11,745	11,778	11,746	11,761	11,786	11,823	11,823	11,861
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Account Value [Line Items]
Line Graph and Table Measure Name													JPMorgan Emerging Markets Bond Index - Global ($13,526)
Accumulated Value	10,000	10,034	9,887	9,475	9,611	9,749	9,952	9,986	10,149	10,233	10,207	10,274		10,452	10,450	10,469	10,441	10,507	10,487	10,281	10,320	10,169	10,059	9,957	10,163	9,967	10,144	9,917	9,878	10,023	10,465	10,531	10,684	10,696	10,758	11,085	11,213	11,274	11,233	11,275	11,257	11,468	11,667	11,573	10,120	10,342	10,935	11,254	11,670	11,704	11,511	11,497	11,928	12,142	11,995	11,687	11,566	11,787	11,915	12,021	12,086	12,196	11,957	11,964	11,791	11,959	11,613	10,974	10,851	10,257	10,276	9,707	10,017	9,900	9,299	9,306	9,953	9,991	10,302	10,075	10,215	10,267	10,176	10,372	10,539	10,392	10,099	9,953	10,529	11,035	10,905	10,980	11,189	10,965	11,164	11,238	11,443	11,710	11,920	11,706	11,845	11,668	11,811	12,006	11,941	11,931	12,033	12,307	12,452	12,643	12,847	13,130	13,169	13,237	13,311	13,497	13,086	13,417	13,527	13,614	13,404	13,526
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Account Value [Line Items]
Line Graph and Table Measure Name													JPMorgan Emerging Markets Bond Index - Global ($13,526)
Accumulated Value	10,000	10,034	9,887	9,475	9,611	9,749	9,952	9,986	10,149	10,233	10,207	10,274		10,452	10,450	10,469	10,441	10,507	10,487	10,281	10,320	10,169	10,059	9,957	10,163	9,967	10,144	9,917	9,878	10,023	10,465	10,531	10,684	10,696	10,758	11,085	11,213	11,274	11,233	11,275	11,257	11,468	11,667	11,573	10,120	10,342	10,935	11,254	11,670	11,704	11,511	11,497	11,928	12,142	11,995	11,687	11,566	11,787	11,915	12,021	12,086	12,196	11,957	11,964	11,791	11,959	11,613	10,974	10,851	10,257	10,276	9,707	10,017	9,900	9,299	9,306	9,953	9,991	10,302	10,075	10,215	10,267	10,176	10,372	10,539	10,392	10,099	9,953	10,529	11,035	10,905	10,980	11,189	10,965	11,164	11,238	11,443	11,710	11,920	11,706	11,845	11,668	11,811	12,006	11,941	11,931	12,033	12,307	12,452	12,643	12,847	13,130	13,169	13,237	13,311	13,497	13,086	13,417	13,527	13,614	13,404	13,526
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Account Value [Line Items]
Line Graph and Table Measure Name													JPMorgan Emerging Markets Bond Index - Global ($13,526)
Accumulated Value	10,000	10,034	9,887	9,475	9,611	9,749	9,952	9,986	10,149	10,233	10,207	10,274		10,452	10,450	10,469	10,441	10,507	10,487	10,281	10,320	10,169	10,059	9,957	10,163	9,967	10,144	9,917	9,878	10,023	10,465	10,531	10,684	10,696	10,758	11,085	11,213	11,274	11,233	11,275	11,257	11,468	11,667	11,573	10,120	10,342	10,935	11,254	11,670	11,704	11,511	11,497	11,928	12,142	11,995	11,687	11,566	11,787	11,915	12,021	12,086	12,196	11,957	11,964	11,791	11,959	11,613	10,974	10,851	10,257	10,276	9,707	10,017	9,900	9,299	9,306	9,953	9,991	10,302	10,075	10,215	10,267	10,176	10,372	10,539	10,392	10,099	9,953	10,529	11,035	10,905	10,980	11,189	10,965	11,164	11,238	11,443	11,710	11,920	11,706	11,845	11,668	11,811	12,006	11,941	11,931	12,033	12,307	12,452	12,643	12,847	13,130	13,169	13,237	13,311	13,497	13,086	13,417	13,527	13,614	13,404	13,526
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Account Value [Line Items]
Line Graph and Table Measure Name													JPMorgan Emerging Markets Bond Index - Global ($13,526)
Accumulated Value	10,000	10,034	9,887	9,475	9,611	9,749	9,952	9,986	10,149	10,233	10,207	10,274		10,452	10,450	10,469	10,441	10,507	10,487	10,281	10,320	10,169	10,059	9,957	10,163	9,967	10,144	9,917	9,878	10,023	10,465	10,531	10,684	10,696	10,758	11,085	11,213	11,274	11,233	11,275	11,257	11,468	11,667	11,573	10,120	10,342	10,935	11,254	11,670	11,704	11,511	11,497	11,928	12,142	11,995	11,687	11,566	11,787	11,915	12,021	12,086	12,196	11,957	11,964	11,791	11,959	11,613	10,974	10,851	10,257	10,276	9,707	10,017	9,900	9,299	9,306	9,953	9,991	10,302	10,075	10,215	10,267	10,176	10,372	10,539	10,392	10,099	9,953	10,529	11,035	10,905	10,980	11,189	10,965	11,164	11,238	11,443	11,710	11,920	11,706	11,845	11,668	11,811	12,006	11,941	11,931	12,033	12,307	12,452	12,643	12,847	13,130	13,169	13,237	13,311	13,497	13,086	13,417	13,527	13,614	13,404	13,526
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Account Value [Line Items]
Line Graph and Table Measure Name													JPMorgan Emerging Markets Bond Index - Global ($13,526)
Accumulated Value	10,000	10,034	9,887	9,475	9,611	9,749	9,952	9,986	10,149	10,233	10,207	10,274		10,452	10,450	10,469	10,441	10,507	10,487	10,281	10,320	10,169	10,059	9,957	10,163	9,967	10,144	9,917	9,878	10,023	10,465	10,531	10,684	10,696	10,758	11,085	11,213	11,274	11,233	11,275	11,257	11,468	11,667	11,573	10,120	10,342	10,935	11,254	11,670	11,704	11,511	11,497	11,928	12,142	11,995	11,687	11,566	11,787	11,915	12,021	12,086	12,196	11,957	11,964	11,791	11,959	11,613	10,974	10,851	10,257	10,276	9,707	10,017	9,900	9,299	9,306	9,953	9,991	10,302	10,075	10,215	10,267	10,176	10,372	10,539	10,392	10,099	9,953	10,529	11,035	10,905	10,980	11,189	10,965	11,164	11,238	11,443	11,710	11,920	11,706	11,845	11,668	11,811	12,006	11,941	11,931	12,033	12,307	12,452	12,643	12,847	13,130	13,169	13,237	13,311	13,497	13,086	13,417	13,527	13,614	13,404	13,526
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Accumulated Value	10,000	10,016	9,799	10,238	10,437	10,634	11,029	11,037	11,154	11,268	11,370	11,584		11,606	11,889	12,149	12,518	12,643	13,309	12,819	12,561	12,609	12,965	13,050	13,483	13,956	13,979	12,950	13,209	11,980	13,008	13,466	13,662	14,208	13,289	14,222	14,433	14,139	14,387	14,697	15,256	15,696	15,679	14,395	12,416	14,060	14,812	15,151	16,011	17,171	16,546	16,188	18,158	18,975	18,890	19,481	20,179	21,219	21,316	21,842	22,211	22,845	21,820	23,295	22,941	23,844	22,441	21,876	22,585	20,558	20,531	18,813	20,578	19,810	17,973	19,447	20,462	19,264	20,591	20,110	20,647	20,867	20,949	22,379	23,181	22,734	21,651	21,077	23,042	24,265	24,534	25,862	26,696	25,521	26,727	27,554	28,066	28,677	29,271	29,056	30,989	30,041	30,990	30,396	28,623	28,431	30,233	31,769	32,469	33,220	34,366	35,103	35,199	35,192	35,738	35,568	33,800	37,248	39,135	39,015	38,833	39,898
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,898)
Accumulated Value	10,000	10,016	9,799	10,238	10,437	10,634	11,029	11,037	11,154	11,268	11,370	11,584		11,606	11,889	12,149	12,518	12,643	13,309	12,819	12,561	12,609	12,965	13,050	13,483	13,956	13,979	12,950	13,209	11,980	13,008	13,466	13,662	14,208	13,289	14,222	14,433	14,139	14,387	14,697	15,256	15,696	15,679	14,395	12,416	14,060	14,812	15,151	16,011	17,171	16,546	16,188	18,158	18,975	18,890	19,481	20,179	21,219	21,316	21,842	22,211	22,845	21,820	23,295	22,941	23,844	22,441	21,876	22,585	20,558	20,531	18,813	20,578	19,810	17,973	19,447	20,462	19,264	20,591	20,110	20,647	20,867	20,949	22,379	23,181	22,734	21,651	21,077	23,042	24,265	24,534	25,862	26,696	25,521	26,727	27,554	28,066	28,677	29,271	29,056	30,989	30,041	30,990	30,396	28,623	28,431	30,233	31,769	32,469	33,220	34,366	35,103	35,199	35,192	35,738	35,568	33,800	37,248	39,135	39,015	38,833	39,898
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($24,869)
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,565	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,967	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,462	19,891	19,612	20,448	20,839	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($24,869)
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,565	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,967	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,462	19,891	19,612	20,448	20,839	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($24,869)
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,565	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,967	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,462	19,891	19,612	20,448	20,839	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($24,869)
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,565	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,967	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,462	19,891	19,612	20,448	20,839	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($24,869)
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,565	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,967	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,462	19,891	19,612	20,448	20,839	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,085)
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
Columbia Threadneedle: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index ($12,085)
Accumulated Value	10,000	9,950	9,846	9,479	9,590	9,653	9,720	9,741	9,812	9,968	9,932	10,012		10,088	10,037	10,062	10,008	10,112	9,993	9,963	10,000	9,964	10,079	10,087	10,112	10,138	10,072	10,010	10,121	10,242	10,319	10,375	10,539	10,578	10,724	10,764	10,850	11,022	10,933	10,953	10,980	11,014	11,212	11,356	10,944	10,807	11,151	11,242	11,432	11,378	11,381	11,346	11,518	11,588	11,662	11,476	11,547	11,644	11,679	11,711	11,808	11,765	11,680	11,645	11,745	11,764	11,442	11,401	11,031	10,726	10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
Columbia Threadneedle: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Accumulated Value	10,000	10,144	9,514	10,365	10,506	10,677	10,939	11,068	11,272	11,169	11,554	11,652		11,639	12,272	12,462	12,820	12,835	13,335	12,956	13,130	13,143	13,970	14,080	14,322	15,213	14,857	12,977	13,180	11,640	12,985	13,823	13,636	14,051	13,009	14,011	14,148	13,537	13,426	13,808	14,621	14,956	14,791	13,723	11,103	12,756	13,962	14,498	14,996	15,876	15,536	15,654	18,414	20,135	21,106	21,803	21,117	21,578	20,961	21,944	21,145	21,529	20,704	21,673	20,615	20,706	17,931	18,009	18,092	15,872	15,572	14,608	16,244	16,091	14,644	16,033	16,295	15,249	16,765	16,584	16,175	15,987	15,990	17,315	18,125	17,181	16,048	14,810	16,159	18,094	17,514	18,936	19,466	17,967	18,929	18,897	20,444	20,218	20,487	20,215	22,693	20,836	21,494	20,039	18,520	18,401	19,582	20,736	21,089	22,336	23,264	24,017	23,853	23,547	24,483	24,424	22,886	26,248	27,781	28,769	27,083	27,528
Columbia Threadneedle: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,528)
Accumulated Value	10,000	10,144	9,514	10,365	10,506	10,677	10,939	11,068	11,272	11,169	11,554	11,652		11,639	12,272	12,462	12,820	12,835	13,335	12,956	13,130	13,143	13,970	14,080	14,322	15,213	14,857	12,977	13,180	11,640	12,985	13,823	13,636	14,051	13,009	14,011	14,148	13,537	13,426	13,808	14,621	14,956	14,791	13,723	11,103	12,756	13,962	14,498	14,996	15,876	15,536	15,654	18,414	20,135	21,106	21,803	21,117	21,578	20,961	21,944	21,145	21,529	20,704	21,673	20,615	20,706	17,931	18,009	18,092	15,872	15,572	14,608	16,244	16,091	14,644	16,033	16,295	15,249	16,765	16,584	16,175	15,987	15,990	17,315	18,125	17,181	16,048	14,810	16,159	18,094	17,514	18,936	19,466	17,967	18,929	18,897	20,444	20,218	20,487	20,215	22,693	20,836	21,494	20,039	18,520	18,401	19,582	20,736	21,089	22,336	23,264	24,017	23,853	23,547	24,483	24,424	22,886	26,248	27,781	28,769	27,083	27,528
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA Index (Net) ($25,109)
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,405	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,363	13,858	14,197	14,444	13,919	14,543	15,134	14,451	13,994	13,417	14,625	15,360	15,207	15,592	16,079	15,791	16,249	16,234	16,610	17,083	17,543	16,682	16,531	16,210	16,863	17,097	17,058	17,674	18,484	19,111	19,056	19,717	20,427	20,840	20,835	21,459	22,743	23,885	21,308	23,364	24,541	24,396	24,480	25,109
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA Index (Net) ($25,109)
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,405	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,363	13,858	14,197	14,444	13,919	14,543	15,134	14,451	13,994	13,417	14,625	15,360	15,207	15,592	16,079	15,791	16,249	16,234	16,610	17,083	17,543	16,682	16,531	16,210	16,863	17,097	17,058	17,674	18,484	19,111	19,056	19,717	20,427	20,840	20,835	21,459	22,743	23,885	21,308	23,364	24,541	24,396	24,480	25,109
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA Index (Net) ($25,109)
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,405	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,363	13,858	14,197	14,444	13,919	14,543	15,134	14,451	13,994	13,417	14,625	15,360	15,207	15,592	16,079	15,791	16,249	16,234	16,610	17,083	17,543	16,682	16,531	16,210	16,863	17,097	17,058	17,674	18,484	19,111	19,056	19,717	20,427	20,840	20,835	21,459	22,743	23,885	21,308	23,364	24,541	24,396	24,480	25,109
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA Index (Net) ($25,109)
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,405	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,363	13,858	14,197	14,444	13,919	14,543	15,134	14,451	13,994	13,417	14,625	15,360	15,207	15,592	16,079	15,791	16,249	16,234	16,610	17,083	17,543	16,682	16,531	16,210	16,863	17,097	17,058	17,674	18,484	19,111	19,056	19,717	20,427	20,840	20,835	21,459	22,743	23,885	21,308	23,364	24,541	24,396	24,480	25,109
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA Index (Net) ($25,109)
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,405	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,363	13,858	14,197	14,444	13,919	14,543	15,134	14,451	13,994	13,417	14,625	15,360	15,207	15,592	16,079	15,791	16,249	16,234	16,610	17,083	17,543	16,682	16,531	16,210	16,863	17,097	17,058	17,674	18,484	19,111	19,056	19,717	20,427	20,840	20,835	21,459	22,743	23,885	21,308	23,364	24,541	24,396	24,480	25,109
Columbia Threadneedle: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1 Year Municipal Bond Index ($11,820)
Accumulated Value	10,000	9,979	9,986	9,942	9,962	9,998	10,031	10,031	10,047	10,066	10,057	10,081		10,104	10,092	10,093	10,047	10,054	10,082	10,099	10,092	10,083	10,116	10,151	10,173	10,169	10,149	10,158	10,190	10,229	10,260	10,284	10,312	10,319	10,358	10,390	10,424	10,439	10,417	10,447	10,465	10,481	10,517	10,539	10,486	10,510	10,614	10,614	10,641	10,643	10,650	10,642	10,655	10,665	10,682	10,679	10,687	10,694	10,698	10,698	10,711	10,709	10,698	10,695	10,699	10,698	10,627	10,613	10,525	10,482	10,562	10,565	10,622	10,538	10,448	10,461	10,582	10,576	10,665	10,575	10,689	10,658	10,646	10,697	10,720	10,731	10,687	10,716	10,872	10,935	10,932	10,948	10,948	10,949	10,975	11,038	11,110	11,183	11,218	11,190	11,234	11,231	11,290	11,338	11,350	11,330	11,384	11,443	11,501	11,547	11,556	11,550	11,583	11,621	11,685	11,733	11,694	11,704	11,739	11,783	11,777	11,820
Columbia Threadneedle: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1 Year Municipal Bond Index ($11,820)
Accumulated Value	$ 10,000	$ 9,979	$ 9,986	$ 9,942	$ 9,962	$ 9,998	$ 10,031	$ 10,031	$ 10,047	$ 10,066	$ 10,057	$ 10,081		$ 10,104	$ 10,092	$ 10,093	$ 10,047	$ 10,054	$ 10,082	$ 10,099	$ 10,092	$ 10,083	$ 10,116	$ 10,151	$ 10,173	$ 10,169	$ 10,149	$ 10,158	$ 10,190	$ 10,229	$ 10,260	$ 10,284	$ 10,312	$ 10,319	$ 10,358	$ 10,390	$ 10,424	$ 10,439	$ 10,417	$ 10,447	$ 10,465	$ 10,481	$ 10,517	$ 10,539	$ 10,486	$ 10,510	$ 10,614	$ 10,614	$ 10,641	$ 10,643	$ 10,650	$ 10,642	$ 10,655	$ 10,665	$ 10,682	$ 10,679	$ 10,687	$ 10,694	$ 10,698	$ 10,698	$ 10,711	$ 10,709	$ 10,698	$ 10,695	$ 10,699	$ 10,698	$ 10,627	$ 10,613	$ 10,525	$ 10,482	$ 10,562	$ 10,565	$ 10,622	$ 10,538	$ 10,448	$ 10,461	$ 10,582	$ 10,576	$ 10,665	$ 10,575	$ 10,689	$ 10,658	$ 10,646	$ 10,697	$ 10,720	$ 10,731	$ 10,687	$ 10,716	$ 10,872	$ 10,935	$ 10,932	$ 10,948	$ 10,948	$ 10,949	$ 10,975	$ 11,038	$ 11,110	$ 11,183	$ 11,218	$ 11,190	$ 11,234	$ 11,231	$ 11,290	$ 11,338	$ 11,350	$ 11,330	$ 11,384	$ 11,443	$ 11,501	$ 11,547	$ 11,556	$ 11,550	$ 11,583	$ 11,621	$ 11,685	$ 11,733	$ 11,694	$ 11,704	$ 11,739	$ 11,783	$ 11,777	$ 11,820